Consolidated Statements of Comprehensive Income (Loss)	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2021 CNY (¥) ¥ / shares
Consolidated Statements of Comprehensive Income (Loss)
Net revenues	¥ 221,618,968	$ 31,214,379	¥ 206,820,874	¥ 202,209,465
Cost of revenues	106,961,759	15,065,249	104,315,856	97,413,915
Gross profit	114,657,209	16,149,130	102,505,018	104,795,550
Operating expenses:
Research and development	4,629,880	652,105	6,790,791	11,801,545
Sales and marketing	78,737,492	11,089,944	75,265,726	66,149,460
General and administrative	72,816,606	10,256,004	77,051,580	93,256,046
Total operating expenses	156,183,978	21,998,053	159,108,097	171,207,051
Other operating income, net	30,865	4,347	16,515	22,018
Loss from operations	(41,495,904)	(5,844,576)	(56,586,564)	(66,389,483)
Other income (loss):
Gain on deconsolidation of subsidiaries and others, net			1,308,627	33,542,154
Impairment loss of long-term investments				(6,000,000)
Interest income, net of interest expenses	978,530	137,823	756,886	1,110,681
Foreign currency exchange gains (losses), net	(4,876)	(687)	5,436	(213,046)
Total other income, net	973,654	137,136	2,070,949	28,439,789
Loss before income taxes	(40,522,250)	(5,707,440)	(54,515,615)	(37,949,694)
Income tax benefit	(6,811,709)	(959,409)	(5,921,384)	(1,539,577)
Net loss	(33,710,541)	(4,748,031)	(48,594,231)	(36,410,117)
Net loss attributable to redeemable non-controlling interests				(714,121)
Net loss attributable to non-redeemable non-controlling interests	(50,296)	(7,084)	(701,322)	(2,046,403)
Net loss attributable to ATA Creativity Global	(33,660,245)	(4,740,947)	(47,892,909)	(33,649,593)
Other comprehensive income (loss):
Foreign currency translation adjustment, net of nil income tax	(1,422)	(200)	556,762	(135,125)
Total other comprehensive income (loss)	(1,422)	(200)	556,762	(135,125)
Comprehensive loss	(33,711,963)	(4,748,231)	(48,037,469)	(36,545,242)
Comprehensive loss attributable to redeemable non-controlling interests				(714,121)
Comprehensive loss attributable to non-redeemable non-controlling interests	(50,296)	(7,084)	(701,322)	(2,046,403)
Comprehensive loss attributable to ATA Creativity Global	¥ (33,661,667)	$ (4,741,147)	¥ (47,336,147)	¥ (33,784,718)
Basic losses per common share attributable to ATA Creativity Global | (per share)	¥ (0.54)	$ (0.08)	¥ (0.76)	¥ (0.57)
Diluted losses per common share attributable to ATA Creativity Global | (per share)	¥ (0.54)	$ (0.08)	¥ (0.76)	¥ (0.57)